Share-Based Payments - Summary of Fair Value of Equity Instruments Granted (Detail) (Detail) - Performance Shares [Member] - Gold Fields Limited 2012 Share Plan Amended [member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Monte Carlo simulation
Weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	58.40%	44.70%	58.60%
Expected term (years)	3 years	3 years	3 years
Dividend yield	n/a	n/a	n/a
Weighted average three-year risk-free interest rate (based on US interest rates)	0.30%	1.40%	2.00%
Weighted average fair value (United States Dollar)	6.4	5.7	5.0